Consolidated Statements of Changes in Equity - USD ($)	Share Capital Direct Offering	Share Capital	Warrants	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Deficit	Equity Attributable to Equity Holders of the Corporation Direct Offering	Equity Attributable to Equity Holders of the Corporation	Equity Attributable to Non-controlling Interest	Direct Offering	Total
Beginning balance at Mar. 31, 2021		$ 306,618,482	$ 5,900,973	$ 59,625,356	$ (8,567,106)	$ (248,209,952)		$ 115,367,753	$ 22,177,556		$ 137,545,309
Beginning balance, shares at Mar. 31, 2021		4,732,090
Net loss for the period						(74,971,745)		(74,971,745)	(9,452,784)		(84,424,529)
Other comprehensive income (loss) for the period					752,943			752,943	(2,695)		750,248
Total comprehensive loss					752,943	(74,971,745)		(74,218,802)	(9,455,479)		(83,674,281)
Contributions by and distribution to equity holders
Share-based payment				7,816,845				7,816,845			7,816,845
Warrants in exchange of services rendered by non-employees			178,917					178,917			178,917
RSUs released, net of withholding taxes		$ 10,050,319		(11,461,834)				(1,411,515)			(1,411,515)
RSUs released, net of withholding taxes, shares		108,079
Shares issued during period, amount	$ 382,324						$ 382,324			$ 382,324
Shares issued during period, shares	714,287
Total contributions by and distribution to equity holders		$ 10,432,643	178,917	(3,644,989)				6,966,571			6,966,571
Total contributions by and distribution to equity holders, shares		822,366
Ending balance at Mar. 31, 2022		$ 317,051,125	6,079,890	55,980,367	(7,814,163)	(323,181,697)		48,115,522	12,722,077		60,837,599
Ending balance, shares at Mar. 31, 2022		5,560,829
Ending balance, shares at Mar. 31, 2022		5,554,456
Net loss for the period						(60,459,666)		(60,459,666)	(28,342,892)		(88,802,558)
Other comprehensive income (loss) for the period					(6,724,667)			(6,724,667)			(6,724,667)
Total comprehensive loss					(6,724,667)	(60,459,666)		(67,184,333)	(28,342,892)		(95,527,225)
Contributions by and distribution to equity holders
Share-based payment				3,503,582				3,503,582			3,503,582
Common shares and warrants issued in connection with debt financing		$ 742,499	37,723	65,514				845,736			845,736
Common shares and warrants issued in connection with debt financing (shares)		555,765
Common shares issued in exchange of services rendered by non-employees		$ 57,797		99,178				156,975			156,975
Common shares issued in exchange of services rendered by non-employees (shares)		78,769
Warrants reclassified from liability			37,710					37,710			37,710
Warrants exercised		$ 1,769,000						1,769,000			1,769,000
Warrants exercised (shares)		384,446
RSUs released, net of withholding taxes		$ 2,325,681		(1,509,727)				815,954			815,954
RSUs released, net of withholding taxes, shares		262,495
Shares issued during period, shares	5,154,083
Total contributions by and distribution to equity holders		$ 4,894,977	75,433	2,158,547				7,128,957			7,128,957
Total contributions by and distribution to equity holders, shares		6,435,558
Ending balance at Mar. 31, 2023		$ 321,946,102	$ 6,155,323	$ 58,138,914	$ (14,538,830)	$ (383,641,363)		$ (11,939,854)	$ (15,620,815)		$ (27,560,669)
Ending balance, shares at Mar. 31, 2023		11,996,387